Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Outstanding and available debt balances [Table Text Block]
A summary of our outstanding balances and amounts available under our four credit facilities as of December 31, 2014 is as follows:

	As of December 31, 2014
	Amount outstanding	Amount available
$39.6 Million Credit Facility	33,550	—
$330 Million Credit Facility	—	330,000
$67.5 Million Credit Facility	—	67,500
$408.976 Million Credit Facility	—	408,976
Total	$33,550	$806,476

Schedule of Debt [Table Text Block]
The Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows:

	December 31, 2014	December 31, 2013

Senior Notes	$73,625	$—

Bank Loans:
$39.6 Million Credit Facility	$33,550	$—
Less: Current portion	(3,300)	—
	$30,250	$—

Schedule of Maturities of Long-term Debt [Table Text Block]
The future principal repayments under the Company’s long-term debt over the next five years is as follows:

	Year ending December 31,
	2015	2016	2017	2018	2019	Total
Senior Notes	—	—	—	—	73,625	73,625
$39.6 Million Credit Facility	3,300	3,300	2,260	2,260	22,430	33,550
Total	3,300	3,300	2,260	2,260	96,055	107,175